Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Components of Income Tax Expense (Benefit) Table [Text Block]

(dollars in millions)	2013	2012	2011
Current:
United States:
Federal	$616	$403	$382
State	55	9	96
Foreign	1,325	1,179	1,322
	1,996	1,591	1,800
Future:
United States:
Federal	262	335	526
State	36	111	26
Foreign	(56)	(326)	(218)
	242	120	334
Income tax expense	$2,238	$1,711	$2,134
Attributable to items credited to equity and goodwill	$(1,661)	$297	$864

Schedule of Deferred Tax Assets and Liabilities Table [Text Block]

(dollars in millions)	2013	2012
Future income tax benefits:
Insurance and employee benefits	$747	$1,168
Other asset basis differences	365	119
Other liability basis differences	1,187	1,052
Tax loss carryforwards	386	382
Tax credit carryforwards	1,184	1,107
Valuation allowances	(669)	(618)
	$3,200	$3,210
Future income taxes payable:
Insurance and employee benefits	$(992)	$(2,238)
Other asset basis differences	4,649	4,440
Other items, net	(178)	(195)
Tax loss carryforwards	(346)	(409)
Tax credit carryforwards	(68)	(80)
Valuation allowances	273	286
	$3,338	$1,804

Schedule of Income before Income Tax Domestic and Foreign Table [Text Block]

(dollars in millions)	2013	2012	2011
United States	$3,658	$2,595	$3,168
Foreign	4,654	4,316	4,182
	$8,312	$6,911	$7,350

Schedule of Effective Income Tax Rate Reconciliation Table [Text Block]

	2013	2012	2011
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(5.8)%	(6.4)%	(4.4)%
Tax audit settlements	(0.4)%	(3.4)%	(0.9)%
Other	(1.9)%	(0.4)%	(0.7)%
Effective income tax rate	26.9%	24.8%	29.0%

Summary Of Tax Credit Carryforwards [Text Block]

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2014-2018	$43	$536
2019-2023	16	315
2024-2033	311	794
Indefinite	881	2,245
Total	$1,251	$3,890

Summary Of Operating Loss Carryforwards [Text Block]

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2014-2018	$43	$536
2019-2023	16	315
2024-2033	311	794
Indefinite	881	2,245
Total	$1,251	$3,890

Summary Of Income Tax Contingencies [Text Block]

(dollars in millions)	2013	2012	2011
Balance at January 1	$1,073	$946	$891
Additions for tax positions related to the current year	113	232	71
Additions for tax positions of prior years	211	221	71
Reductions for tax positions of prior years	(41)	(21)	(24)
Settlements	(133)	(305)	(63)
Balance at December 31	$1,223	$1,073	$946
Gross interest expense related to unrecognized tax benefits	$51	$40	$23
Total accrued interest balance at December 31	$262	$270	$165